UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [X]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stratford Consulting, LLC
Address:  15303 Dallas Pkwy., Suite 460
          Addison, TX 75001

Form 13F File Number:  028-15087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Stratton
Title:    Director of Financial Planning
Phone:    972-960-3784

Signature, Place, and Date of Signing:

      /s/ Scott Stratton               Addison, TX              April 12, 2013
      ------------------               -----------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           56
                                         -----------

Form 13F Information Table Value Total:  $   169,833
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- ----------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER                CLASS      CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------------- ----------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ABBOTT LABORATORIES                   Stock       002824100         212       6,004 SH       Y                                 6,004
ABBVIE INC COM USD0.01                Stock       00287Y109         246       6,028 SH       Y                                 6,028
ALTRIA GROUP INC                      Stock       02209S103         361      10,504 SH       Y                                10,504
APOLLO INVESTMENTS CORP SR NT CV
  5.75%16                             Convertible 03761UAE6          23      22,000 SH       Y                                22,000
AT&T INC COM                          Stock       00206R102         389      10,592 SH       Y                                10,592
BERKSHIRE HATHAWAY CL B               Stock       084670702         301       2,884 SH       Y                                 2,884
BRISTOL MYERS SQUIBB                  Stock       110122108         359       8,723 SH       Y                                 8,723
CHARLES RIVER                         Convertible 159864AB3          22      22,000 SH       Y                                22,000
CHEVRON CORP                          Stock       166764100         213       1,795 SH       Y                                 1,795
CONOCOPHILLIPS                        Stock       20825C104         352       5,854 SH       Y                                 5,854
DB COMMODITY INDEX TRACKING           ETF         73935S105       1,647      60,300 SH       Y                                60,300
EXXON MOBIL CORP                      Stock       30231G102         200       2,221 SH       Y                                 2,221
GOLDMAN SACHS GROUP CV 0%03281 6      Corp Bond   38143UTC5          25      22,000 SH       Y                                22,000
GREEN PLAINS RENEWABLE ENERGY REVCON
  LNKD GPRE                           Convertible 393222AB0          18      16,000 SH       Y                                16,000
INTEL                                 Stock       458140100         299      13,701 SH       Y                                13,701
ISHARES 1-3 YR CREDIT BOND ETF        ETF         464288646         536       5,078 SH       Y                                 5,078
ISHARES DJ SELECT DIVIDEND ETF        ETF         464287168       1,504      23,723 SH       Y                                23,723
ISHARES IBOXX HIGH YIELD CORPORATE BD ETF         464288513       3,153      33,414 SH       Y                                33,414
ISHARES MSCI EAFE SMALL CAP ETF       ETF         464288273       4,955     112,721 SH       Y                               112,721
ISHARES MSCI EMERGING MARKETS ETF     ETF         464287234         941      22,006 SH       Y                                22,006
ISHARES S&P 500 INDEX ETF             ETF         464287200      19,838     126,069 SH       Y                               126,069
ISHARES S&P 500 VALUE ETF             ETF         464287408         595       8,059 SH       Y                                 8,059
ISHARES S&P MIDCAP 400 ETF            ETF         464287507       3,226      28,033 SH       Y                                28,033
ISHARES S&P NORTH AMER NATURAL
  RESOURCES                           ETF         464287374         408      10,054 SH       Y                                10,054
ISHARES S&P SMALLCAP 600 ETF          ETF         464287804       1,179      13,537 SH       Y                                13,537
ISHARES S&P SMALLCAP 600 GROWTH ETF   ETF         464287887         594       6,323 SH       Y                                 6,323
ISHARES S&P SMALLCAP 600 VALUE ETF    ETF         464287879       6,642      73,853 SH       Y                                73,853
ISHARES TR FTSE EPRA/NAREIT GLOBAL
  REAL ESTATE EX-US                   ETF         464288489         527      15,443 SH       Y                                15,443
ISHARES TR HIGH DIVID EQUITY FD       ETF         46429B663      25,560     391,072 SH       Y                               391,072
JOHNSON & JOHNSON                     Stock       478160104         297       3,642 SH       Y                                 3,642
JP MORGAN ALERIAN MLP ETN             ETF         46625H365       5,231     115,010 SH       Y                               115,010
KIMBERLY CLARK CORP                   Stock       494368103         318       3,250 SH       Y                                 3,250
LAM RESEARCH CORP SR NT CONV.5 %16    Convertible 512807AJ7          26      26,000 SH       Y                                26,000
LINCOLN NATIONAL CORP IND             Stock       534187109         200       6,134 SH       Y                                 6,134
MCDONALDS CORP                        Stock       580135101       1,040      10,431 SH       Y                                10,431
POWERSHARES DIVIDEND                  ETF         73935X732         354      19,681 SH       Y                                19,681
POWERSHARES EMERGING MKTS SOVEREIGN
  DEBT                                ETF         73936T573      16,925     568,342 SH       Y                               568,342
POWERSHARES INTERNATIONAL CORP BOND
  ETF                                 ETF         73936Q835       2,066      72,332 SH       Y                                72,332
PROCTER & GAMBLE CO                   Stock       742718109         234       3,031 SH       Y                                 3,031
PROSPECT CAPITAL CORPORATION S R NT
  CV 5.5%16                           Convertible 74348TAD4          26      24,000 SH       Y                                24,000
SOUTHWEST                             Stock       844741108         718      53,279 SH       Y                                53,279
SPDR BARCLAYS CAP INTL CORPORATE
  BOND ETF                            ETF         78464A151       1,842      53,937 SH       Y                                53,937
SPDR BARCLAYS CAPITAL INTL TREASURY
  BOND ETF                            ETF         78464A516      12,230     209,055 SH       Y                               209,055
SPDR BARCLAYS CAPITAL SHORT TERM
  CORP BD                             ETF         78464A474       3,297     107,215 SH       Y                               107,215
SPDR BARCLAYS ETF YIELD BOND          ETF         78468R408       2,545      82,405 SH       Y                                82,405
SPDR DJ Wilshire REIT (ETF)           ETF         78464A607       8,720     112,321 SH       Y                               112,321
SPDR GOLD ETF                         ETF         78463V107         434       2,812 SH       Y                                 2,812
SPDR SER TR S&P DIVID ETF             ETF         78464A763      13,781     208,835 SH       Y                               208,835
VANGUARD INTL EQUITYINDEX FDS GLOBAL
  EX-US REAL ESTATE INDEX FD ETF SHS  ETF         922042676         367       6,389 SH       Y                                 6,389
VANGUARD MSCI EAFE ETF                ETF         921943858       3,313      90,938 SH       Y                                90,938
VANGUARD MSCI EMERGING MARKETS ETF    ETF         922042858      13,825     322,295 SH       Y                               322,295
VANGUARD S&P 500 ETF                  ETF         922908413         376       5,245 SH       Y                                 5,245
VANGUARD SHORT TERM BOND              ETF         921937827         661       8,158 SH       Y                                 8,158
VANGUARD SHORT TERM CORP BOND FD ETF  ETF         92206C409       3,280      40,827 SH       Y                                40,827
WESTERN ASSET INTERMEDIATE MUNI FDINC CEF         958435109         186      18,185 SH       Y                                18,185
WISDOMTREE INTL SMALLCAP DIVIDEND     ETF         97717W760       3,219      58,090 SH       Y                                58,090